Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 29,058,093	$ 27,452,265
Trade notes and accounts receivable, net	12,343,797	14,486,184
Other accounts, taxes and notes receivable, net	12,655,479	10,692,867
Derivative financial instruments		1,715
Due from related parties	786,952	814,427
Transmission rights and programming	6,396,214	6,479,258
Inventories	1,641,300	1,151,421
Contract costs	1,598,447	1,379,400
Assets held for sale		1,675,426
Other current assets	4,580,793	3,298,061
Total current assets	69,061,075	67,431,024
Non-current assets:
Derivative financial instruments		2,877
Transmission rights and programming	7,982,796	7,901,590
Investments in financial instruments	7,002,712	44,265,899
Investments in associates and joint ventures	22,813,531	9,762,432
Property, plant and equipment, net	83,281,627	83,329,232
Right-of-use assets, net	7,212,165	7,553,052
Intangible assets and goodwill, net	42,724,218	43,328,954
Deferred income tax assets	27,999,693	24,185,148
Contract costs	2,943,110	2,311,837
Other assets	225,405	271,847
Total non-current assets	202,185,257	222,912,868
Total assets	271,246,332	290,343,892
Current liabilities:
Current portion of long-term debt	616,991	491,951
Interest payable	1,934,656	1,943,863
Current portion of lease liabilities	1,277,754	1,257,766
Current portion of other notes payable		1,324,063
Derivative financial instruments	2,016,952	568,775
Trade accounts payable and accrued expenses	21,943,227	20,909,655
Customer deposits and advances	5,935,858	5,779,758
Income taxes payable	2,013,648	2,470,249
Other taxes payable	4,463,336	3,448,009
Employee benefits	1,262,627	911,935
Due to related parties	83,007	644,251
Liabilities related to assets held for sale		432,812
Other current liabilities	2,161,610	1,981,855
Total current liabilities	43,709,666	42,164,942
Non-current liabilities:
Long-term debt, net of current portion	121,935,980	120,444,744
Lease liabilities, net of current portion	8,014,597	8,105,754
Derivative financial instruments	1,459,271	346,515
Income taxes payable	767,115	1,759,719
Deferred income tax liabilities	1,786,311	7,052,233
Post-employment benefits	2,080,651	1,468,112
Other long-term liabilities	3,553,708	3,376,640
Total non-current liabilities	139,597,633	142,553,717
Total liabilities	183,307,299	184,718,659
EQUITY
Capital stock	4,907,765	4,907,765
Additional paid-in-capital	15,889,819	15,889,819
Retained earnings	84,280,397	82,652,278
Accumulated other comprehensive (loss) income, net	(15,556,848)	1,320,451
Shares repurchased	(16,079,124)	(14,018,847)
Equity attributable to stockholders of the Company	73,442,009	90,751,466
Non-controlling interests	14,497,024	14,873,767
Total equity	87,939,033	105,625,233
Total liabilities and equity	$ 271,246,332	$ 290,343,892